OPERATING LEASE	12 Months Ended
Mar. 31, 2021
OPERATING LEASE
OPERATING LEASE

19. OPERATING LEASE

The Company has operating leases primarily for office and operation space. The Company’s operating lease arrangements have remaining terms of one year to five years.

Supplemental consolidated balance sheet information related to leases were as follows:

	March 31,	March 31,
	2020	2021
	RMB	RMB
Right-of-use assets	34,466	46,829
Operating lease liabilities - current	32,842	11,657
Operating lease liabilities – non-current	1,865	34,365
Total operating lease liabilities	34,707	46,022

Weighted average remaining lease term	1.20	4.33
Weighted average discount rate	5.52%	5.40%

Total operating lease costs were RMB161.3 million for the year ended December 31, 2019 including RMB58.7 million recorded from continuing business and RMB102.6 million from discontinued operations. Total short-term lease costs were RMB million75.3 for the year ended December 31, 2019, including RMB10.6 million recorded from continuing business and RMB64.7 million from discontinued operations.

Total operating lease costs were RMB18.8 million for the three months ended March 31, 2020 including RMB11.7 million recorded from continuing business and RMB7.1 million from discontinued operations. Total short-term lease costs were RMB5.4 million for the three months ended March 31, 2020, including RMB2.6 million recorded from continuing business and RMB2.8 million from discontinued operations.

Total operating lease costs were RMB36.3 million for the fiscal year ended March 31, 2021 including RMB33.0 million recorded from continuing business and RMB3.3 million from discontinued operations. Total short-term lease costs were RMB11.7 million for the fiscal year ended March 31, 2021, including RMB8.4 million recorded from continuing business and RMB3.3 million from discontinued operations.

19. OPERATING LEASE (CONTINUED)

Supplemental cash flow information related to leases in both continuing and discontinued operations were as follows:

	For the year	For the three	For the fiscal
	ended	months ended	year ended
	December 31,	March 31,	March 31,
	2019	2020	2021
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities	134,071	8,503	13,599
Right-of-use assets obtained in exchange for operating lease liabilities	87,350	311	46,829

Maturities of operating lease liabilities are as follows:

March 31, 2021
RMB
The remaining months of 2021	6,000
2022	12,000
2023	12,580
2024	13,578
2025	6,999
Total operating lease payments	51,157
Less: imputed interest	(5,135)
Total lease liabilities	46,022